Note F - Income Taxes (Details) - Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Inventories	$ 1,688,000	$ 170,000	$ 49,000
Accrued liabilities	2,341,000	2,430,000	2,506,000
Postretirement health benefits obligation	6,545,000	7,848,000	8,060,000
Pension		1,217,000	873,000
Other	101,000	452,000	1,634,000
Total deferred income tax assets	10,675,000	12,117,000	13,122,000
Valuation allowance	(162,000)
Net deferred income tax assets	10,513,000	12,117,000	13,122,000
Deferred tax liabilities:
Depreciation and amortization	16,858,000	14,376,000	13,419,000
Pension	1,634,000
	18,492,000	14,376,000	13,419,000
Net deferred tax liabilities	$ (7,979,000)	$ (2,259,000)	$ (297,000)